Average Annual Total Returns - Class D Shares - Janus Henderson Asia Equity Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	27.07%	14.29%	7.26%	Jul. 29, 2011	27.22%	13.69%	6.56%	Jul. 29, 2011	16.20%	11.43%	5.69%	Jul. 29, 2011	25.02%	13.58%	6.65%	22.44%	12.93%	6.35%